Note 13 - Operating Lease Right-of-use Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Note 13 - Operating Lease Right-of-use Assets and Liabilities
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2025	$218,690
2026	98,693
2027	384
Total	$317,767
Discount based on incremental borrowing rate	(25,171)
Operating lease liabilities, including current portion	$292,596